Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Acquisition-related costs	$ 1,666	$ 1,308	$ 1,405
	2,876	6,512	2,364
Executive Officer [Member]
Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Executive departure charges	396	3,313
Fiscal 2015 Restructuring Plan [Member]
Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Restructuring plan	715
Fiscal 2014 Restructuring Plan [Member]
Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Restructuring plan	100	1,904
Prior Years' Restructuring Plans [Member]
Note 17 - Other Charges (Details) - Other Charges Included in Consolidated Statements of Operations [Line Items]
Restructuring plan	$ (1)	$ (13)	$ 959